Share-based payments, Measuring Fair Value of Arrangements Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)
Fair Value of Arrangements Granted [Abstract]
Weighted average expected life	8 years 8 months 8 days	6 years 9 months 18 days	9 years 7 months 6 days
Exercise price (in dollars per share)	$ 71.19	$ 3.91
Number of share options granted (in shares) | shares	5,126,484	2,693,944
Share-based payment expense | $	$ 13,896	$ 805	$ 179
Employee Share Plan Grant Date 04 April 2020 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	46.00%
Risk-free interest rate	0.15%
Weighted average expected life	2 years 3 months 10 days
Grant date share price (in dollars per share)	$ 1.53
Exercise price (in dollars per share)	1.53
Weighted average of fair value (in dollars per share)	$ 0.39
Number of share options granted (in shares) | shares	1,492,317
Employee Share Plan Grant Date 31 July 2020 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	60.00%
Risk-free interest rate	0.15%
Weighted average expected life	2 years
Grant date share price (in dollars per share)	$ 2.37
Exercise price (in dollars per share)	2.12
Weighted average of fair value (in dollars per share)	$ 0.83
Number of share options granted (in shares) | shares	453,516
Employee Share Plan Grant Date 10 May 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	2 years 8 months 15 days
Grant date share price (in dollars per share)	$ 7.68
Exercise price (in dollars per share)	7.64
Weighted average of fair value (in dollars per share)	$ 4.46
Number of share options granted (in shares) | shares	240,428
Employee Option Plan Grant Date 28 July 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 34.73
Exercise price (in dollars per share)	8.76
Weighted average of fair value (in dollars per share)	$ 31.05
Number of share options granted (in shares) | shares	89,541
Employee Option Plan Grant Date 20 October 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 34.80
Exercise price (in dollars per share)	36.45
Weighted average of fair value (in dollars per share)	$ 26.50
Number of share options granted (in shares) | shares	53,223
Employee Option Plan Grant Date 17 June 2022 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	122.00%
Risk-free interest rate	0.85%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 3.74
Exercise price (in dollars per share)	36.45
Weighted average of fair value (in dollars per share)	$ 2.71
Number of share options granted (in shares) | shares	7,750
Executive Director Options 20 January 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	60.00%
Risk-free interest rate	0.15%
Weighted average expected life	4 years 10 months 24 days
Grant date share price (in dollars per share)	$ 2.71
Exercise price (in dollars per share)	3.86
Weighted average of fair value (in dollars per share)	$ 0.81
Number of share options granted (in shares) | shares	2,000,000
Long-term Target Options 14 September 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	1.28%
Weighted average expected life	9 years
Grant date share price (in dollars per share)	$ 34.17
Exercise price (in dollars per share)	75.00
Weighted average of fair value (in dollars per share)	$ 23.87
Number of share options granted (in shares) | shares	4,800,000
NED Option Plan 28 July 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	6 years 6 months 29 days
Grant date share price (in dollars per share)	$ 34.73
Exercise price (in dollars per share)	8.76
Weighted average of fair value (in dollars per share)	$ 30.80
Number of share options granted (in shares) | shares	161,707
NED Option Plan 21 October 2021 [Member]
Fair Value of Arrangements Granted [Abstract]
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	0.15%
Weighted average expected life	7 years
Grant date share price (in dollars per share)	$ 34.80
Exercise price (in dollars per share)	36.45
Weighted average of fair value (in dollars per share)	$ 26.50
Number of share options granted (in shares) | shares	14,266